Income and Mining Tax Benefit (Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current: United States	$ (129)	$ (210)	$ (346)
Current: Foreign	(372)	(644)	(1,038)
Current income taxes	(501)	(854)	(1,384)
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred: United States	805	100	151
Deferred: Foreign	451	(122)	486
Deferred income taxes	1,256	(22)	637
Income tax expense	$ 755	$ (876)	$ (747)